SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2018
Quarterly Financial Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 16:-      SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial expenses, net:

	Year ended December 31,
	2016	2017	2018

Financial income:
Interest on deposits	$242	$126	$111
Foreign currency translation differences and derivatives (*)	966	2,522	3,981

	1,208	2,648	4,092
Financial expenses:
Bank charges and interest on loans	(3,794)	(4,830)	(4,597)
Foreign currency translation differences and derivatives	(3,717)	(3,707)	(5,844)

	(7,511)	(8,537)	(10,441)

	$(6,303)	$(5,889)	$(6,349)

(*)
During 2016 and 2018 the Company recorded $ 907 and $ 969 income (respectively) upon collection of trade receivables balances from customers in Venezuela at a rate which was higher than the rate it could collect these receivables previously

b.	Net income per share:

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2016	2017	2018
Numerator:
Numerator for basic and diluted net income per share - income available to shareholders of Ordinary shares	$11,429	$15,560	$23,046

Denominator:
Denominator for basic net income per share - weighted average number of shares	77,702,788	77,916,912	78,579,013

Effect of dilutive securities:
Employee stock options and RSU	910,740	2,025,441	2,442,514

Denominator for diluted net income per share - adjusted weighted average number of shares	78,613,528	79,942,353	81,021,527